Document and Entity Information	Jan. 13, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002023658
Document Type	8-K
Document Period End Date	Jan. 13, 2025
Entity Registrant Name	Bicara Therapeutics Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42271
Entity Tax Identification Number	85-2903745
Entity Address, Address Line One	116 Huntington Avenue
Entity Address, Address Line Two	Suite 703
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	(617)
Local Phone Number	468-4219
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	BCAX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false